UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21494
NUVEEN FLOATING RATE INCOME FUND
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments
Portfolio of Investments
Nuveen Floating Rate Income Fund (JFR)
April 30, 2010 (Unaudited)

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 116.3% (83.7% of Total Investments) (4)

	Aerospace & Defense – 1.1% (0.8% of Total Investments)

$415	Aveos Fleet Performance, Inc., ABL Term Loan	11.250%	3/12/13	B	$418,725
418	Aveos Fleet Performance, Inc., Term Loan	10.750%	3/12/15	B	419,625
168	Hawker Beechcraft, LLC, LC Facility	2.290%	3/26/14	CCC+	144,317
498	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	500,609
2,818	Hawker Beechcraft, LLC, Term Loan	2.278%	3/26/14	CCC+	2,426,457
2,300	Transdigm, Inc., Term Loan B	2.278%	6/23/13	Ba2	2,270,291

6,617	Total Aerospace & Defense				6,180,024

	Airlines – 3.2% (2.3% of Total Investments)

3,177	Delta Air Lines, Inc., Credit Linked Deposit	2.298%	4/30/12	Ba2	3,111,714
2,000	Delta Air Lines, Inc., Revolver, WI/DD	TBD	TBD	Ba2	1,904,000
4,306	Delta Air Lines, Inc., Term Loan	3.548%	4/30/14	B	4,039,904
9,522	United Air Lines, Inc., Term Loan B, DD1	2.357%	2/01/14	B+	8,793,875

19,005	Total Airlines				17,849,493

	Auto Components – 2.8% (2.0% of Total Investments)

11,090	Federal-Mogul Corporation, Tranche B, Term Loan	2.189%	12/29/14	Ba3	10,165,475
6,096	Federal-Mogul Corporation, Tranche C, Term Loan	2.196%	12/28/15	Ba3	5,588,225

17,186	Total Auto Components				15,753,700

	Automobiles – 1.6% (1.2% of Total Investments)

9,391	Ford Motor Company, Term Loan	3.284%	12/15/13	Ba2	9,084,255

	Building Products – 2.1% (1.5% of Total Investments)

7,727	Building Materials Corporation of America, Term Loan	3.063%	2/22/14	BBB-	7,639,828
4,504	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	4,380,544

12,231	Total Building Products				12,020,372

	Chemicals – 3.9% (2.8% of Total Investments)

1,400	Celanese US Holdings LLC, Credit Linked Deposit	1.999%	4/02/14	BB+	1,372,875
543	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	528,448
2,924	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	Ba3	2,828,332
1,295	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	Ba3	1,252,826
3,286	Huntsman International LLC, Term Loan	2.056%	4/19/14	Ba2	3,170,824
3,690	Ineos US Finance LLC, Tranche C2	5.250%	12/16/14	CCC+	3,690,784
3,690	Ineos US Finance LLC, Tranche B2	1.000%	12/16/13	CCC+	3,690,785
24	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.500%	12/20/13	N/R	14,668
53	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.500%	12/20/13	N/R	32,284
70	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.750%	12/22/14	N/R	42,109
70	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.750%	12/20/14	N/R	42,109
70	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.750%	12/22/14	N/R	42,109
91	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.500%	12/20/13	N/R	55,003
173	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.500%	12/20/13	N/R	104,797
302	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	3.750%	12/22/14	N/R	182,723
302	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	3.750%	12/22/14	N/R	182,723
302	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	3.750%	12/22/14	N/R	182,723
1,000	Solutia, Inc., New Term Loan	4.750%	3/17/17	Ba2	1,008,229
3,371	Univar, Inc., Term Loan	3.273%	10/10/14	B+	3,318,349

22,656	Total Chemicals				21,742,700

	Commercial Services & Supplies – 2.1% (1.5% of Total Investments)

3,117	Rental Services Corporation, Term Loan	3.800%	11/27/13	B-	3,036,258
178	ServiceMaster Company, Delayed Term Loan	2.780%	7/24/14	B+	172,761
1,791	ServiceMaster Company, Term Loan	2.764%	7/24/14	B+	1,734,810
1,995	Universal City Development Partners, Ltd., Term Loan B, WI/DD	TBD	TBD	Ba2	1,985,025
1,995	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	2,008,700
2,314	West Corporation, Term Loan B4	4.140%	6/30/16	BB-	2,306,369
887	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	731,753

12,277	Total Commercial Services & Supplies				11,975,676

	Communications Equipment – 2.9% (2.1% of Total Investments)

16,631	Avaya, Inc., Term Loan	3.002%	10/26/14	B1	15,272,353
1,008	Telcordia Technologies, Inc., New Term Loan, WI/DD	TBD	TBD	B+	1,012,815

17,639	Total Communications Equipment				16,285,168

	Consumer Finance – 0.1% (0.1% of Total Investments)

1,019	Peach Holdings, Inc., Term Loan	6.250%	11/30/13	CCC-	794,826

	Containers & Packaging – 0.6% (0.5% of Total Investments)

455	Amscan Holdings, Inc., Term Loan	2.534%	5/27/13	B1	437,997
304	Graham Packaging Company LP, Term Loan B	2.504%	10/07/11	B+	302,391
2,872	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	2,900,516

3,631	Total Containers & Packaging				3,640,904

	Diversified Consumer Services – 1.7% (1.2% of Total Investments)

6,722	Cengage Learning Acquisitions, Inc., Term Loan	2.790%	7/05/14	B+	6,027,583
3,500	Quad Graphics, Inc., Term Loan, WI/DD	TBD	TBD	BB+	3,496,721

10,222	Total Diversified Consumer Services				9,524,304

	Diversified Financial Services – 0.9% (0.7% of Total Investments)

1,400	CIT Group, Inc., Tranche A1, Term Loan	13.000%	1/18/12	BB	1,445,850
2,100	CIT Group, Inc., Tranche B1, Term Loan	13.000%	1/18/12	BB	2,151,188
1,750	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,743,240

5,250	Total Diversified Financial Services				5,340,278

	Diversified Telecommunication Services – 4.1% (3.0% of Total Investments)

3,163	Intelsat, Tranche B2, Term Loan A	2.792%	1/03/14	BB-	3,106,999
3,162	Intelsat, Tranche B2, Term Loan B	2.792%	1/03/14	BB-	3,106,046
3,162	Intelsat, Tranche B2, Term Loan C	2.792%	1/03/14	BB-	3,106,046
3,812	Intelsat, Tranche B2, Term Loan	2.792%	7/01/13	BB-	3,744,252
6,800	Level 3 Financing, Inc., Term Loan	2.548%	3/13/14	B+	6,381,378
3,801	MetroPCS Wireless, Inc., Term Loan	2.522%	11/03/13	Ba1	3,722,973

23,900	Total Diversified Telecommunication Services				23,167,694

	Electric Utilities – 1.4% (1.0% of Total Investments)

3,692	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	3,566,136
2,222	Calpine Corporation Revolver, (11), (12)	0.100%	3/31/14	B+	(206,944)
2,613	TXU Corporation, Term Loan B2	3.752%	10/10/14	B+	2,149,506
2,903	TXU Corporation, Term Loan B3	3.752%	10/10/14	B+	2,372,437

11,430	Total Electric Utilities				7,881,135

	Electrical Equipment – 1.0% (0.7% of Total Investments)

5,780	Allison Transmission Holdings, Inc., Term Loan	3.014%	8/07/14	B	5,539,789

	Electronic Equipment & Instruments – 0.8% (0.6% of Total Investments)

4,942	Sensata Technologies B.V., Term Loan	2.078%	4/27/13	BB-	4,780,217

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

951	PGS Finance, Inc., Term Loan	2.045%	6/29/15	Ba2	933,060

	Food & Staples Retailing – 1.5% (1.0% of Total Investments)

2,000	Rite Aid Corporation, Tranche 4, Term Loan	9.500%	6/10/15	B+	2,091,666
6,726	U.S. Foodservice, Inc., Term Loan	2.768%	7/03/14	B2	6,135,688

8,726	Total Food & Staples Retailing				8,227,354

	Food Products – 0.9% (0.7% of Total Investments)

376	Dole Food Company, Inc., Deposit-Funded Commitment	0.163%	4/12/13	Ba2	380,077
4,918	Pinnacle Foods Finance LLC, Tranche C, Term Loan	7.500%	4/02/14	B	4,963,052

5,294	Total Food Products				5,343,129

	Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

195	Bausch & Lomb, Inc., Delayed Term Loan	3.540%	4/24/15	BB-	191,431
805	Bausch & Lomb, Inc., Term Loan	3.540%	4/24/15	BB-	789,336
145	Fenwal, Inc., Delayed Term Loan	2.502%	2/28/14	B	128,956
848	Fenwal, Inc., Term Loan	2.502%	2/28/14	B	752,403

1,993	Total Health Care Equipment & Supplies				1,862,126

	Health Care Providers & Services – 9.5% (6.8% of Total Investments)

1,500	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,484,625
697	Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	678,810
13,614	Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	13,252,823
6,205	HCA, Inc., Term Loan	1.000%	11/18/13	BB	6,172,790
2,587	HCA, Inc., Tranche B2, Term Loan	5.250%	11/18/13	BB+	2,521,263
6,123	Health Management Associates, Inc., Term Loan	2.040%	2/28/14	BB-	5,940,767
802	HealthSouth Corporation, Tranche 1, Term Loan	2.510%	3/10/13	BB-	789,553
660	HealthSouth Corporation, Tranche 2, Term Loan	4.010%	3/15/14	BB-	660,701
1,766	IASIS Healthcare LLC, Delayed Term Loan	2.273%	3/14/14	Ba2	1,719,541
479	IASIS Healthcare LLC, Letter of Credit	2.280%	3/14/14	Ba2	466,712
1,114	IASIS Healthcare LLC, PIK Term Loan	5.588%	6/15/14	CCC+	1,066,263
5,102	IASIS Healthcare LLC, Term Loan	2.273%	3/14/14	Ba2	4,968,495
3,820	LifeCare, Term Loan B	4.590%	8/10/12	B2	3,552,600
1,995	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	2,007,469
1,323	Select Medical Corporation, Term Loan	2.251%	2/24/12	Ba2	1,282,906
6,983	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	7,019,058

54,770	Total Health Care Providers & Services				53,584,376

	Hotels, Restaurants & Leisure – 12.0% (8.6% of Total Investments)

5,000	24 Hour Fitness Worldwide, Inc., New Term Loan, WI/DD	TBD	TBD	Ba2	4,900,000
68	Buffets, Inc., 1st Lien PF/LC Loan	7.426%	4/22/15	N/R	66,830
944	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	936,569
3,685	Cedar Fair LP, Extended US Term Loan	4.273%	8/30/14	BB-	3,685,223
1,679	Cedar Fair LP, Term Loan	2.273%	8/30/12	BB-	1,668,589
2,113	Fontainebleau Las Vegas LLC, Term Loan, (5), (6)	4.000%	6/06/14	N/R	538,691
5,000	Harrah’s Operating Company, Inc., Term Loan B2, DD1	3.000%	1/28/15	B	4,410,765
635	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	622,322
722	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	707,576
1,806	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,768,939
6,610	Orbitz Worldwide, Inc., Term Loan	3.284%	7/25/14	B+	6,415,382
498	OSI Restaurant Partners LLC, Revolver	0.767%	6/14/13	B+	452,326
4,712	OSI Restaurant Partners LLC, Term Loan	2.625%	6/14/14	B+	4,280,921
2,981	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB-	3,000,628
1,468	Sagittarius Restaurants LLC, Term Loan	9.500%	3/29/13	B2	1,472,135
8,978	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	9,050,442
1,945	Travelport LLC, Delayed Term Loan	2.790%	8/23/13	Ba3	1,897,104
981	Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	955,434
4,891	Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	4,761,678
3,360	Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	3,182,540
13,711	Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	12,987,316

71,787	Total Hotels, Restaurants & Leisure				67,761,410

	Household Products – 2.1% (1.5% of Total Investments)

586	Spectrum Brands, Inc., Synthetic Letter of Credit	8.000%	6/30/12	B-	586,293
11,339	Spectrum Brands, Inc., Term Loan	8.000%	6/30/12	B-	11,341,764

11,925	Total Household Products				11,928,057

	Independent Power Producers & Energy Traders – 1.0% (0.7% of Total Investments)

2,268	NRG Energy, Inc., Credit Linked Deposit	2.040%	2/01/13	Baa3	2,227,571
3,435	NRG Energy, Inc., Term Loan	2.037%	2/01/13	Baa3	3,373,574

5,703	Total Independent Power Producers & Energy Traders				5,601,145

	Industrial Conglomerates – 0.5% (0.4% of Total Investments)

3,000	CF Industries, Inc., Term Loan	5.250%	4/05/15	BBB	3,023,250

	Insurance – 1.8% (1.3% of Total Investments)

10,217	Conseco, Inc., Term Loan	7.500%	10/10/13	B-	9,974,559

	Internet Software & Services – 0.6% (0.4% of Total Investments)

764	Open Solutions, Inc., Term Loan B	2.445%	1/23/14	BB-	690,684
2,973	Sabre, Inc., Term Loan	2.297%	9/30/14	B1	2,832,407

3,737	Total Internet Software & Services				3,523,091

	IT Services – 5.0% (3.6% of Total Investments)

8,576	First Data Corporation, Term Loan B2	3.032%	9/24/14	B+	7,719,334
5,927	First Data Corporation, Term Loan B3	3.032%	9/24/14	B+	5,336,419
2,004	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, DD1	6.250%	7/28/12	N/R	1,944,591
1,467	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.523%	3/02/14	CCC+	1,191,667
2,533	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.523%	3/02/14	CCC+	2,109,000
3,841	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	6.030%	7/28/15	B+	3,727,135
6,187	SunGard Data Systems, Inc., Term Loan B	2.001%	2/28/14	BB	5,995,013

30,535	Total IT Services				28,023,159

	Leisure Equipment & Products – 2.2% (1.6% of Total Investments)

13,840	Bombardier Recreational Products, Inc., Term Loan	3.254%	6/28/13	Caa1	12,289,007

	Media – 17.6% (12.7% of Total Investments)

28	American Media Operations, Inc., Term Loan	10.000%	1/30/13	B3	26,799
3,052	Cequel Communications LLC, Term Loan B	2.292%	11/05/13	BB-	3,002,360
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	BB+	2,792,499
8,601	Charter Communications Operating Holdings LLC, Term Loan C	3.550%	9/06/16	BB+	8,237,079
1,060	Charter Communications Operating Holdings LLC, Term Loan	2.300%	3/06/14	BB+	1,007,287
7,809	Citadel Broadcasting Corporation, Term Loan, (7), DD1	1.750%	6/12/14	D	7,607,698
1,679	Gray Television, Inc., Term Loan B, DD1	3.801%	12/31/14	B2	1,652,168
3,234	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	3,254,769
17,393	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (6), (7)	18.250%	4/08/12	N/R	8,076,970
1,170	Nielsen Finance LLC, Term Loan A	2.251%	8/09/13	Ba3	1,143,508
7,504	Nielsen Finance LLC, Term Loan B	4.001%	5/02/16	Ba3	7,431,382
4,721	Philadelphia Newspapers, Term Loan, (5), (6)	5.500%	6/29/13	N/R	1,333,544
3,088	SFX Entertainment, Inc., Term Loan	3.531%	6/21/13	BB-	3,065,161
5,407	Spanish Broadcasting System, Inc., Term Loan B	2.050%	6/10/12	CCC+	5,028,715
3,024	SuperMedia, Term Loan	8.000%	12/31/15	B-	2,839,731
19,682	Tribune Company, Term Loan B, (5), (6)	3.000%	6/04/14	Ca	13,243,474
2,048	Tribune Company, Term Loan X, (5), (6)	2.750%	6/04/09	Ca	1,347,840
23,000	Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	21,010,500
3,000	UPC Broadband Holding BV, Term Loan N	2.180%	12/31/14	Ba3	2,928,750
5,092	Yell Group PLC, Term Loan	4.023%	7/31/14	N/R	4,245,464

123,592	Total Media				99,275,698

	Metals & Mining – 0.6% (0.5% of Total Investments)

3,674	John Maneely Company, Term Loan	3.552%	12/08/13	B	3,541,854

	Multiline Retail – 0.5% (0.4% of Total Investments)

3,197	Neiman Marcus Group, Inc., Term Loan	2.252%	4/06/13	BB-	3,069,985

	Oil, Gas & Consumable Fuels – 3.3% (2.3% of Total Investments)

168	Alon USA Energy, Inc., Edgington Facility, WI/DD	TBD	TBD	BB-	138,659
1,344	Alon USA Energy, Inc., Paramount Facility, WI/DD	TBD	TBD	BB-	1,109,151
1,659	Big West Oil LLC, Delayed Term Loan	4.500%	5/15/14	B2	1,649,920
3,000	Big West Oil LLC, New Term Loan, WI/DD	9.500%	4/30/15	B2	3,038,751
1,320	Big West Oil LLC, Term Loan	4.500%	5/15/14	B2	1,312,436
1,834	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.563%	2/07/14	B1	1,779,059
412	Calumet Lubricants Company LP, Credit Linked Deposit	4.142%	1/03/15	B1	393,924
3,053	Calumet Lubricants Company LP, Term Loan	4.250%	1/03/15	B1	2,917,186
2,940	CCS Income Trust, Term Loan	3.273%	11/14/14	B	2,645,865
3,500	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	3,364,375

19,230	Total Oil, Gas & Consumable Fuels				18,349,326

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

1,920	Wilton Products, Term Loan	3.500%	11/16/14	B+	1,507,295

	Personal Products – 0.7% (0.5% of Total Investments)

4,000	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	Ba3	3,987,128

	Pharmaceuticals – 2.9% (2.1% of Total Investments)

3,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, DD1	6.773%	5/03/13	CCC	2,075,313
1,819	Graceway Pharmaceuticals LLC, Term Loan, DD1	3.021%	5/03/12	B-	1,551,930
2,000	Mylan Laboratories, Inc., Term Loan	3.563%	10/02/14	BB+	2,000,688
1,543	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	1,546,725
4,286	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	4,297,374
1,844	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	1,849,685
3,071	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	3,080,060

18,188	Total Pharmaceuticals				16,401,775

	Professional Services – 0.1% (0.1% of Total Investments)

978	Vertrue Inc., Term Loan	3.300%	8/16/14	Ba3	834,054

	Real Estate Investment Trust – 0.3% (0.2% of Total Investments)

1,425	Tishman Speyer Real Estate, Liquidation Facility, (6)	15.000%	12/01/09	N/R	1,481,767

	Real Estate Management & Development – 4.4% (3.2% of Total Investments)

7,925	Capital Automotive LP, Tranche C	2.750%	12/14/12	Ba3	7,409,453
12,625	LNR Property Corporation, Term Loan B	3.500%	7/12/11	CCC	11,994,182
5,835	Realogy Corporation, Delayed Term Loan	3.293%	10/10/13	Caa1	5,303,708

26,385	Total Real Estate Management & Development				24,707,343

	Road & Rail – 5.1% (3.6% of Total Investments)

655	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba2	654,506
667	Hertz Corporation, Letter of Credit	2.021%	12/21/12	Ba1	659,769
3,616	Hertz Corporation, Term Loan	2.012%	12/21/12	Ba1	3,576,412
24,257	Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	23,667,714

29,195	Total Road & Rail				28,558,401

	Semiconductors & Equipment – 0.9% (0.7% of Total Investments)

2,329	Freescale Semiconductor, Inc., Term Loan	4.499%	12/01/16	B2	2,242,551
3,000	Spansion LLC, Term Loan	5.500%	3/15/15	BB-	3,041,250

5,329	Total Semiconductors & Equipment				5,283,801

	Software – 3.4% (2.4% of Total Investments)

11,313	Dealer Computer Services, Inc., New Term Loan	5.250%	4/01/17	BB-	11,313,046
7,000	IPC Systems, Inc., Term Loan, Second Lien	5.540%	5/31/15	CCC	6,037,500
1,818	IPC Systems, Inc., Term Loan	2.533%	5/31/14	B1	1,658,505

20,131	Total Software				19,009,051

	Specialty Retail – 5.9% (4.2% of Total Investments)

9,481	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.548%	5/28/13	B-	9,090,069
4,740	Michaels Stores, Inc., Term Loan B1	2.538%	10/31/13	B	4,553,839
5,107	Michaels Stores, Inc., Term Loan B2	4.788%	7/31/16	B	5,044,274
2,000	Pilot Travel Centers LLC, Term Loan, WI/DD	TBD	TBD	BBB-	2,017,858
4,581	Sally Holdings LLC, Term Loan	2.520%	11/16/13	BB	4,533,898
7,985	Toys “R” Us – Delaware, Inc., Term Loan B, DD1	4.513%	7/19/12	BB-	7,990,976

33,894	Total Specialty Retail				33,230,914

	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

232	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	4.070%	1/20/14	BBB-	232,279
1,332	Brenntag Holdings GmbH & Co. KG, Facility B2	4.029%	1/20/14	BBB-	1,334,890

1,564	Total Trading Companies & Distributors				1,567,168

	Wireless Telecommunication Services – 2.1% (1.5% of Total Investments)

10,945	Asurion Corporation, Term Loan	3.250%	7/03/14	N/R	10,836,313
1,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.923%	11/13/15	Caa1	837,188

11,945	Total Wireless Telecommunication Services				11,673,501

$710,301	Total Variable Rate Senior Loan Interests (cost $655,693,240)				656,113,319

Shares	Description (1)				Value

	Common Stocks – 3.0% (2.2% of Total Investments)

	Aerospace & Defense – 0.1% (0.1% of Total Investments)

44,943	Aveos Fleet Performance Inc., (8), (9)				$797,738

	Building Products – 2.4% (1.7% of Total Investments)

301,905	Masonite Worldwide Holdings, (8), (9)				13,283,820

	Chemicals – 0.1% (0.1% of Total Investments)

36,742	Lyondell Chemical Company, DD1, (8), (9)				783,064

	Media – 0.4% (0.3% of Total Investments)

49,989	Readers Digest Association Inc., (8), (9)				1,424,687
14,308	SuperMedia Inc., (8)				642,429

	Total Media				2,067,116

	Total Common Stocks (cost $17,433,104)				16,931,738

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.0% (5.8% of Total Investments)

	Automobiles – 0.9% (0.7% of Total Investments)

$14,000	General Motors Corporation	8.250%	7/15/23	N/R	$5,250,000

	Biotechnology – 0.2% (0.1% of Total Investments)

1,023	Angiotech Pharmaceuticals, Inc., Floating Rate Note, 3.750% plus three-month LIBOR	4.097%	12/01/13	CCC	840,138

	Construction Materials – 0.2% (0.1% of Total Investments)

1,000	Headwaters Inc.	11.375%	11/01/14	B+	1,062,500

	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Intelsat Limited	7.625%	4/15/12	CCC+	2,060,000

	Energy Equipment & Services – 0.9% (0.6% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	2.347%	10/01/10	Baa3	4,998,425

	Health Care Providers & Services – 0.5% (0.4% of Total Investments)

2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,207,500
500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.281%	9/15/15	CCC+	453,750

2,500	Total Health Care Providers & Services				2,661,250

	Health Care Technology – 0.4% (0.3% of Total Investments)

2,500	Merge Healthcare Inc., 144A	11.750%	5/01/15	B+	2,475,000

	Hotels, Restaurants & Leisure – 1.3% (1.0% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	CCC+	7,544,500

	Internet Software & Services – 0.4% (0.3% of Total Investments)

2,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	2,337,500

	IT Services – 0.5% (0.4% of Total Investments)

1,053	First Data Corporation	10.550%	9/24/15	B-	936,948
2,500	First Data Corporation	11.250%	3/31/16	CCC+	2,100,000

3,553	Total IT Services				3,036,948

	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

2,500	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.847%	6/15/14	B3	2,362,500

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

2,000	Verso Paper Holdings LLC., Series B, Floating Rate Note, 3.750% plus three-month LIBOR	4.097%	8/01/14	B	1,830,000

	Road & Rail – 0.3% (0.2% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.847%	5/15/14	B	1,860,000

	Semiconductors & Equipment – 0.7% (0.5% of Total Investments)

4,000	Spansion LLC., Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (10)	3.472%	6/01/13	N/R	4,050,000

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	Hanes Brands Inc., Series B, Floating Rate Note, 3.375% plus six-month LIBOR	3.906%	12/15/14	B+	970,000

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,077,500

$55,726	Total Corporate Bonds (cost $42,385,780)				45,416,261

Shares	Description (1)				Value

	Investment Companies – 2.2% (1.6% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,683,445
963,820	Eaton Vance Senior Income Trust				6,737,102

	Total Investment Companies (cost $11,947,776)				12,420,547

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 9.3% (6.7% of Total Investments)

$52,676	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price $52,675,756, collateralized by $54,305,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $53,731,539	0.010%	5/03/10		$52,675,712

	Total Short-Term Investments (cost $52,675,712)				52,675,712

	Total Investments (cost $780,135,612) – 138.8%				783,557,577

	Borrowings – (35.0)% (13)				(197,740,000)

	Other Assets Less Liabilities – (3.8)%				(21,240,469)

	Net Assets Applicable to Common Shares – 100%				$564,577,108

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$642,429	$16,289,309	$—	$16,931,738
Variable Rate Senior Loan Interests	—	656,113,319	—	656,113,319
Corporate Bonds	—	45,416,261	—	45,416,261
Investment Companies	12,420,547	—	—	12,420,547
Short-Term Investments	52,675,712	—	—	52,675,712

Total	$65,738,688	$717,818,889	$—	$783,557,577

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2010, the cost of investments was $782,060,439.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$34,460,363
Depreciation	(32,963,225)

Net unrealized appreciation (depreciation) of investments	$1,497,138

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to April 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing security; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(10)	This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009, interest payment and subsequently received its September 1, 2009 interest payment as directed by the Bankruptcy Court’s Final Order. During this period, the Fund resumed accruing additional income on this issue. On September 2, 2009, the Fund ceased accruing additional income on this issue. On December 8, 2009, the Fund received its December 1, 2009, interest payment. As a result, the Fund’s Adviser concluded that the issuer was likely to meet its future interest payment obligations and resumed accruing interest on this issue.

(11)	Investment or portion of investment, represents an unfunded Senior Loan commitment outstanding at April 30, 2010. At April 30, 2010, the Fund had unfunded Senior Loan commitments of $2,222,222.

(12)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2010.

(13)	Borrowings as a percentage of Total Investments is 25.2%.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
NUVEEN FLOATING RATE INCOME FUND

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2010